Principal joint ventures and associates - Additional Information (Details) - Minera Escondida Ltda	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (%)	30.00%	30.00%
BHP Billiton
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (%)	57.50%